OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting Information [Line Items]
Schedule of total net operating revenues related to concentrate and finished products operation
The following table sets forth the percentage of total net operating revenues related to concentrate operations and finished product operations:

Year Ended December 31,	2015	2014	2013
Concentrate operations[1]	37%	38%	38%
Finished product operations[2]	63	62	62
Total	100%	100%	100%

[1]
Includes concentrates sold by the Company to authorized bottling partners for the manufacture of fountain syrups. The bottlers then typically sell the fountain syrups to wholesalers or directly to fountain retailers.

[2]
Includes fountain syrups manufactured by the Company, including consolidated bottling operations, and sold to fountain retailers or to authorized fountain wholesalers or bottling partners who resell the fountain syrups to fountain retailers.

Schedule of net revenue and property plant and equipment by Geography
The following table provides information related to our net operating revenues (in millions):

Year Ended December 31,	2015	2014	2013
United States	$20,360	$19,763	$19,820
International	23,934	26,235	27,034
Net operating revenues	$44,294	$45,998	$46,854
The following table provides information related to our property, plant and equipment — net (in millions):

Year Ended December 31,	2015	2014	2013
United States	$8,266	$8,683	$8,841
International	4,305	5,950	6,126
Property, plant and equipment — net	$12,571	$14,633	$14,967

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Information about our Company's operations by operating segment as of and for the years ended December 31, 2015, 2014 and 2013, is as follows (in millions):

	Europe, Middle East & Africa		Latin America	North America	Asia Pacific	Bottling Investments		Corporate	Eliminations	Consolidated
2015
Net operating revenues:
Third party	$6,966		$3,999	$5,581	$4,707	$22,885		$156	$—	$44,294
Intersegment	621		75	4,259	545	178		10	(5,688)	—
Total net revenues	7,587		4,074	9,840	5,252	23,063		166	(5,688)	44,294
Operating income (loss)	3,875		2,169	2,366	2,189	124		(1,995)	—	8,728
Interest income	—		—	9	—	—		604	—	613
Interest expense	—		—	—	—	—		856	—	856
Depreciation and amortization	103		41	373	85	1,211		157	—	1,970
Equity income (loss) — net	39		(7)	(18)	9	426		40	—	489
Income (loss) before income taxes	3,923		2,164	2,356	2,207	(427)		(618)	—	9,605
Identifiable operating assets[1]	4,156	[2]	1,627	16,396	1,639	22,688	[2]	27,702	—	74,208
Investments[3]	1,138		657	107	158	8,084		5,644	—	15,788
Capital expenditures	54		70	377	81	1,699		272	—	2,553
2014
Net operating revenues:
Third party	$7,574		$4,597	$4,975	$5,257	$23,459		$136	$—	$45,998
Intersegment	692		60	4,296	489	192		—	(5,729)	—
Total net revenues	8,266		4,657	9,271	5,746	23,651		136	(5,729)	45,998
Operating income (loss)	3,936		2,316	2,243	2,448	213		(1,448)	—	9,708
Interest income	—		—	—	—	—		594	—	594
Interest expense	—		—	—	—	—		483	—	483
Depreciation and amortization	122		56	349	96	1,161		192	—	1,976
Equity income (loss) — net	66		10	(16)	12	691		6	—	769
Income (loss) before income taxes	4,017		2,319	2,228	2,464	120		(1,823)	—	9,325
Identifiable operating assets[1]	4,656	[2]	2,426	16,844	1,793	23,197	[2]	29,427	—	78,343
Investments[3]	1,171		757	34	157	8,795		2,711	—	13,625
Capital expenditures	84		55	367	76	1,554		270	—	2,406
2013
Net operating revenues:
Third party	$7,408		$4,748	$5,047	$5,372	$24,125		$154	$—	$46,854
Intersegment	689		191	4,168	497	195		—	(5,740)	—
Total net revenues	8,097		4,939	9,215	5,869	24,320		154	(5,740)	46,854
Operating income (loss)	3,946		2,908	2,233	2,478	314		(1,651)	—	10,228
Interest income	—		—	—	—	—		534	—	534
Interest expense	—		—	—	—	—		463	—	463
Depreciation and amortization	128		58	334	130	1,193		134	—	1,977
Equity income (loss) — net	46		13	—	19	526		(2)	—	602
Income (loss) before income taxes	4,032		2,920	2,233	2,494	880		(1,082)	—	11,477
Identifiable operating assets[1]	4,986	[2]	2,918	16,735	1,922	24,240	[2]	27,689	—	78,490
Investments[3]	1,263		545	35	143	9,438		88	—	11,512
Capital expenditures	74		63	342	117	1,675		279	—	2,550

[1]
Principally cash and cash equivalents, short-term investments, marketable securities, trade accounts receivable, inventories, goodwill, trademarks and other intangible assets, and property, plant and equipment — net.

[2]
Property, plant and equipment — net in Germany represented 10 percent of consolidated property, plant and equipment — net in 2015, 10 percent in 2014 and 11 percent in 2013. The 2015 amount includes property, plant and equipment — net classified as held for sale.

[3]	Principally equity method investments and other investments in bottling companies.